Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,684,491.35
Previously Paid Amount	0.00
Total Fee Amount	1,613.62
Total Offset Amount	0.00
Net Fee	$ 1,613.62
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A